UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07388

Value Line Small Cap Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 12/31/15 is included with this Form.

Value Line Small Cap Opportunities Fund, Inc.
Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (91.7%)

	CONSUMER DISCRETIONARY (11.0%)
33,600	Asbury Automotive Group, Inc. *	$2,265,984
19,800	Big Lots, Inc.	763,092
81,000	Brinker International, Inc.	3,883,950
31,000	Buffalo Wild Wings, Inc. *	4,949,150
32,200	Cheesecake Factory, Inc. (The)	1,484,742
26,200	Core-Mark Holding Co., Inc.	2,146,828
40,600	Dave & Buster's Entertainment, Inc. *	1,694,644
37,400	Domino's Pizza, Inc.	4,160,750
34,000	DSW, Inc. Class A (1)	811,240
53,200	G-III Apparel Group, Ltd. *(1)	2,354,632
13,700	Helen of Troy, Ltd. *	1,291,225
7,000	John Wiley & Sons, Inc. Class A	315,210
63,700	Monro Muffler Brake, Inc.	4,218,214
20,400	Oxford Industries, Inc.	1,301,928
74,000	Pool Corp.	5,977,720
7,000	Restoration Hardware Holdings, Inc. *(1)	556,150
19,400	Vista Outdoor, Inc. *	863,494
163,500	Wolverine World Wide, Inc.	2,732,085
		41,771,038

	CONSUMER STAPLES (5.2%)
22,000	Boston Beer Co., Inc. (The) Class A *(1)	4,442,020
66,800	Casey's General Stores, Inc.	8,046,060
250,550	Flowers Foods, Inc.	5,384,320
15,000	J&J Snack Foods Corp.	1,750,050
		19,622,450

	ENERGY (0.4%)
42,200	Atwood Oceanics, Inc. (1)	431,706
8,000	Dril-Quip, Inc. *	473,840
66,200	Hornbeck Offshore Services, Inc. *(1)	658,028
		1,563,574

	FINANCIALS (9.5%)
34,200	Allied World Assurance Co. Holdings AG	1,271,898
60,900	Arch Capital Group Ltd. *	4,247,775
7,650	Commerce Bancshares, Inc.	325,444
1,100	Credit Acceptance Corp. *(1)	235,422
45,200	Equity Lifestyle Properties, Inc. REIT	3,013,484
33,700	Equity One, Inc. REIT	914,955
2,800	First Cash Financial Services, Inc. *	104,804
84,748	First Financial Bankshares, Inc. (1)	2,556,847
27,000	LendingTree, Inc. *	2,410,560
67,600	PRA Group, Inc. *(1)	2,345,044
53,900	ProAssurance Corp.	2,615,767
44,000	Prosperity Bancshares, Inc.	2,105,840
12,600	RenaissanceRe Holdings Ltd.	1,426,194
114,600	RLI Corp.	7,076,550
125,100	Stifel Financial Corp. *	5,299,236

Shares		Value
5,200	Universal Insurance Holdings, Inc. (1)	$120,536
		36,070,356

	HEALTH CARE (5.9%)
41,800	Air Methods Corp. *(1)	1,752,674
79,000	Akorn, Inc. *	2,947,490
2,800	Bio-Rad Laboratories, Inc. Class A *	388,248
22,200	Chemed Corp. (1)	3,325,560
20,000	IDEXX Laboratories, Inc. *(1)	1,458,400
51,200	Mednax, Inc. *	3,668,992
41,250	OPKO Health, Inc. *(1)	414,562
50,950	PAREXEL International Corp. *	3,470,714
22,000	STERIS PLC (1)	1,657,480
58,200	VCA Antech, Inc. *	3,201,000
		22,285,120

	INDUSTRIALS (33.1%)
35,100	Acuity Brands, Inc.	8,206,380
54,600	Advisory Board Co. (The) *	2,708,706
18,400	Applied Industrial Technologies, Inc.	745,016
26,900	Astronics Corp. *	1,095,099
4,035	Astronics Corp. Class B *	164,023
79,600	AZZ, Inc.	4,423,372
36,200	Carlisle Companies, Inc.	3,210,578
121,300	CLARCOR, Inc.	6,026,184
85,700	EnerSys	4,793,201
65,400	EnPro Industries, Inc.	2,867,136
63,200	Esterline Technologies Corp. *	5,119,200
37,100	Franklin Electric Co., Inc.	1,002,813
34,700	Genesee & Wyoming, Inc. Class A *	1,863,043
137,400	Healthcare Services Group, Inc.	4,791,138
118,145	HEICO Corp.	6,422,362
87,000	ITT Corp.	3,159,840
44,000	Kirby Corp. *	2,315,280
33,800	Landstar System, Inc.	1,982,370
80,800	Lennox International, Inc.	10,091,920
81,800	Lincoln Electric Holdings, Inc.	4,244,602
83,700	Middleby Corp. (The) *	9,028,719
25,800	Nordson Corp.	1,655,070
28,400	Oshkosh Corp. (1)	1,108,736
44,700	RBC Bearings, Inc. *	2,887,173
185,900	Rollins, Inc.	4,814,810
42,600	Rush Enterprises, Inc. Class A *	932,514
59,400	Teledyne Technologies, Inc. *	5,268,780
100,100	Toro Co. (The)	7,314,307
21,600	Valmont Industries, Inc.	2,290,032
26,100	Wabtec Corp.	1,856,232
139,500	Waste Connections, Inc.	7,856,640
102,000	Woodward Inc.	5,065,320
		125,310,596

	INFORMATION TECHNOLOGY (16.5%)
29,800	Anixter International, Inc. *	1,799,622
31,226	ANSYS, Inc. *	2,888,405
53,800	Global Payments, Inc.	3,470,638
57,911	Heartland Payment Systems, Inc.	5,491,121

December 31, 2015

Shares		Value
74,800	j2 Global, Inc.	$6,157,536
29,200	Manhattan Associates, Inc. *	1,932,164
42,800	MAXIMUS, Inc.	2,407,500
15,500	NetScout Systems, Inc. *	475,850
14,900	OSI Systems, Inc. *	1,321,034
34,600	Paycom Software, Inc. *	1,301,998
26,000	Qualys, Inc. *	860,340
17,900	Science Applications International Corp.	819,462
22,300	Stamps.com, Inc. *	2,444,303
43,800	Synaptics, Inc. *	3,518,892
55,400	SYNNEX Corp.	4,982,122
21,200	Syntel, Inc. *	959,300
62,658	Tyler Technologies, Inc. *	10,922,543
31,400	Ultimate Software Group, Inc. (The) *	6,139,014
50,000	WEX, Inc. *	4,420,000
		62,311,844

	MATERIALS (5.7%)
95,200	AptarGroup, Inc.	6,916,280
3,400	Chemtura Corp. *	92,718
2,700	Compass Minerals International, Inc.	203,229
62,800	KapStone Paper and Packaging Corp.	1,418,652
8,700	NewMarket Corp.	3,312,351
38,800	Scotts Miracle-Gro Co. (The) Class A	2,502,988
108,000	Silgan Holdings, Inc.	5,801,760
24,100	US Concrete, Inc. *	1,269,106
		21,517,084

	UTILITIES (4.4%)
26,600	Cleco Corp.	1,388,786
37,800	El Paso Electric Co.	1,455,300
55,200	New Jersey Resources Corp.	1,819,392
23,800	Northwest Natural Gas Co.	1,204,518
15,600	NorthWestern Corp.	846,300
58,400	Piedmont Natural Gas Co., Inc. (1)	3,329,968
182,800	South Jersey Industries, Inc.	4,299,456
41,600	Southwest Gas Corp.	2,294,656
		16,638,376

	TOTAL COMMON STOCKS (Cost $227,070,601) (91.7%)	347,090,438

EXCHANGE-TRADED FUNDS (5.9%)
144,000	iShares Russell 2000 ETF (1)	16,201,440
45,000	iShares Russell 2000 Growth ETF (1)	6,273,450

	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,900,063) (5.9%)	22,474,890

Shares		Value
SHORT-TERM INVESTMENTS (13.8%)

	MONEY MARKET FUNDS (13.8%)
8,755,151	State Street Institutional Liquid Reserves Fund	8,755,151
43,569,764	State Street Navigator Securities Lending Prime Portfolio (2)	43,569,764

	TOTAL SHORT-TERM INVESTMENTS (Cost $52,324,915) (13.8%)	52,324,915

	TOTAL INVESTMENT SECURITIES (111.4%) (Cost $302,295,579)	$421,890,243

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-11.4%)		(43,278,230)

NET ASSETS (3) (100%)		$378,612,013

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of December 31, 2015, the market value of the securities on loan was $42,028,841.
(2)	Securities with an aggregate market value of $42,028,841 were out on loan in exchange for $43,569,764 of cash collateral as of December 31, 2015. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $302,295,579, aggregate gross unrealized appreciation was $130,084,031, aggregate gross unrealized depreciation was $10,489,367 and the net unrealized appreciation was $119,594,664.
ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of December 31, 2015:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$347,090,438	$—	$—	$347,090,438
Exchange-Traded Funds	22,474,890	—	—	22,474,890
Short-Term Investments	52,324,915	—	—	52,324,915

Total Investments in Securities	$421,890,243	$—	$—	$421,890,243

*   See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended December 31, 2015, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended December 31, 2015, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	February 26, 2016